Income Taxes (Effective Tax Rates Differ from Federal Statutory Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Federal income tax rate	34.00%	34.00%	34.00%
Federal statutory rate times financial statement income (loss)	$ 436	$ 163
Incentive Stock Options	33	75
Bank owned life insurance income	(45)	(44)
Increase (decrease) in deferred tax valuation allowance	(3,656)	(201)
Other	39	$ 7
Income tax (expense) benefit	$ (3,193)
Effective tax rate	(249.00%)	0.00%
Parent Company [Member]
Income tax (expense) benefit	$ 1,798